CAPITAL AND RESERVES (Schedule of Share Capital) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Balance at January 1	$ 24,922
At period end	$ 24,922	$ 24,922
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Number of shares at January 1	96,162,000	96,162,000
Issued for cash	47,492,000	0
Issued as consideration for Exchangeable Notes purchase	21,332,000	0
At period end	164,986,000	96,162,000
American depositary share [Member]
Disclosure of classes of share capital [line items]
Number of shares at January 1	24,041,000	24,041,000
Issued for cash	11,873,000	0
Issued as consideration for Exchangeable Notes purchase	5,333,000	0
At period end	41,247,000	24,041,000
Class A Treasury shares [Member]
Disclosure of classes of share capital [line items]
Balance at January 1	$ 12,556	$ 12,556
Purchased during period	0	0
At period end	12,556	12,556
American Depositary Share Treasury Shares Member
Disclosure of classes of share capital [line items]
Balance at January 1	3,139	3,139
Purchased during period	0	0
At period end	$ 3,139	$ 3,139